Schedule of reconciliation between of the statutory tax rate to the effective tax rate (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Loss before tax	$ (3,583,999)	$ (4,610,098)	$ (1,508,604)	$ (1,085,767)
Statutory tax rate	(17.00%)	(17.00%)	(16.70%)	(16.70%)
Non-deductible expenses	0.40%	0.40%	0.50%	0.70%
Income not subject to tax	(2.70%)	(2.70%)	(1.90%)	(0.80%)
Deferred tax assets on temporary differences not recognized	19.30%	19.30%	18.10%	16.80%
Effective tax rate